Note 7 - Derivative Financial Instruments - Gain (Loss) Recognized in Earnings for Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Hot-rolled coil steel contracts	$ (459)	$ (1,217)
Nonoperating Income (Expense) [Member] | Hot-rolled Coil Steel Contracts [Member]
Hot-rolled coil steel contracts	$ 9,306	$ (11,636)